FHLB Advances and Other Borrowings	12 Months Ended
Sep. 30, 2013
Banking and Thrift [Abstract]
FHLB Advances and Other Borrowings
FHLB ADVANCES AND OTHER BORROWINGS

Maturity dates of FHLB advances were as follows:

September 30,	2013	2012
	(In thousands)
FHLB advances
Within 1 year	—	—
1 to 3 years	350,000	100,000
4 to 5 years	850,000	500,000
More than 5 years	730,000	1,280,000
	$1,930,000	$1,880,000

$175,000,000 of the 2013 advances and $450,000,000 of the 2012 advances included in the above table are callable by the FHLB. If these callable advances were to be called at the earliest call dates, the maturities of all FHLB advances would be as follows:

September 30,	2013	2012
	(In thousands)
FHLB advances
Within 1 year	$175,000	$275,000
1 to 3 years	350,000	275,000
4 to 5 years	775,000	500,000
More than 5 years	630,000	830,000
	$1,930,000	$1,880,000

Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2013	2012	2011
	(In thousands)
Weighted average interest rate at end of year	3.52%	3.60%	4.10%
Weighted daily average interest rate during the year	3.57%	4.14%	4.35%
Daily average of FHLB advances	$1,905,479	$1,949,019	$1,883,135
Maximum amount of FHLB advances at any month end	1,930,000	1,961,895	1,962,616
Interest expense during the year (excludes interest rate swap expense)	68,075	80,617	81,994

FHLB advances are collateralized as provided for in the Advances, Pledge and Security Agreement by all FHLB stock owned by the Company, deposits with the FHLB and certain mortgages or deeds of trust securing such properties as provided in the agreements with the FHLB. As a member of the FHLB of Seattle, the Company currently has a credit line of 50% of the total assets of the Bank, subject to collateralization requirements.

As of September 30, 2013 and 2012, respectively, there were no reverse repurchase agreements or other borrowings.

The Bank has historically entered into sales of reverse repurchase agreements. Fixed-coupon reverse repurchase agreements have been treated as financings, and the obligations to repurchase securities sold have been reflected as a liability in the consolidated statements of financial condition.

Financial data pertaining to the weighted-average cost and the amount of securities sold under agreements to repurchase in prior years were as follows:

September 30,	2013	2012	2011
	(Dollars in thousands)
Weighted average interest rate at end of year	—%	—%	3.90%
Weighted daily average interest rate during the year	—%	3.71%	3.73%
Daily average of securities sold under agreements to repurchase	$—	$692,896	$800,000
Maximum securities sold under agreements to repurchase at any month end	—	800,000	800,000
Interest expense during the year	—	25,693	29,867